Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies (Textual)
Company leases remaining term	4 years
Lease expiration date	Nov. 30, 2018
Net rental expense relating to operating leases	$ 26,331	$ 24,749
Maximum [Member]
Commitments And Contingencies (Textual)
Lease and rental payments term	50 years
Minimum [Member]
Commitments And Contingencies (Textual)
Lease and rental payments term	19 years